Related Parties	6 Months Ended
Jun. 30, 2025
Related Parties [Abstract]
Related parties

Note 22 — Related parties

Amounts of Trade and Other Receivables and Trade and Other Payables due to or from related parties as of June 30, 2025 and December 31, 2024 are shown in the table below. Loans payable to related parties are disclosed elsewhere in these Interim Condensed Consolidated Financial Statements.

	June 30, 2025	December 31, 2024
	EUR	EUR
Trade and other receivables – related parties (Current)
Edimen Srl (owned by Gianluigi Vigano, ex-CEO of UYBA and Brera Milano)	3,758	3,091
Sutter Securities (Dan McClory, Executive Chairman of Brera Holdings)	425	480
Leonardo Aleotti (Director of SSD)	-	3,750
Total	4,183	7,321

Loan receivables – related parties (Current)
Sport for Life (Owned by Sasho Pandev, brother of Goran Pandev, a director and minority shareholder of Brera Holdings and minority FKAP shareholder)	301,047	279,424
Other	-	31,747
Total	301,047	311,171

Trade and other payables – related parties (Current)
Minerva Valuations (Owned by Abhi Mathews, a director and minority shareholder of Brera Holdings)	71,146	46,852
Pietro Bersani (Director and minority shareholder of Brera Holdings)	43,800	26,952
Alberto Libanori (Director and minority shareholder of Brera Holdings)	21,758	24,545
Christopher Gardner (Director and minority shareholder of Brera Holdings)	43,515	24,545
Goran Pandev (Director and minority shareholder of Brera Holdings and minority FKAP shareholder)	30,717	17,326
Sashko Pandev (Brother of Goran Pandev, a director and minority shareholder of Brera Holdings and minority FKAP shareholder)	2,494	1,620
Sports Center Pandev (Owned by Goran Pandev, a director and minority shareholder of Brera Holdings and minority FKAP shareholder)	813	11,283
Abhi Mathews (Daniel Joseph McClory, Chairman of Brera Holdings, is CEO of Boustead Securities)	853	-
Fabio Scacciavillani (Director of Brera Holdings)	3,982	-
Filippo Polcino (Chairman of Juve Stabia)	60,000	-
Linking SRL (Owned by Gianluigi Vigano, ex-CEO of UYBA & Milano, services were terminated on Jul 31, 2024)	12,196	-
Aleotti Francesco (Brother of Leonardo Aleotti who is the director of SSD)	18,000	-
Leonardo Aleotti (Director of SSD)	3,750	-
Boustead Securities (Daniel Joseph McClory, Chairman of Brera Holdings, is CEO of Boustead Securities)	3,415	-
Daniel Joseph McClory, Chairman- Accrued interest of shareholder loan	65,920	-
Pinehurst Partners LLC (Controlled by Daniel Joseph McClory)	1,940	-
DCS & PARTNER (Related to Francesca Duva, ex-CEO of Milano)	-	9,820
Total	384,299	162,943
Director loan – related party (Non-current)
Goran Pandev (Director and minority shareholder of Brera Holdings and minority shareholder of FKAP)
Total	79,018	76,554
	79,018	76,554

Shareholding

The company fulfilled its obligation to issue shares and issued 80,000 Class A shares to Daniel Joseph McClory ( Director and Executive Chairman of Brera Holdings).

As of June 30, 2025 and December 31, 2024, balances due from and due to related parties primarily represent net monetary advancements to or from the related parties for our Company’s normal course of business.

During the six months ended June 30, 2025 and 2024, the Company engaged the following related parties to provide goods and services, resulting in revenue transactions:

		June 30, 2025	June 30, 2024
Related party and relationship	Nature of Transaction	EUR	EUR
Edimen Srl (Owned by Gianluigi Vigano CEO of UYBA (Milano))	Sponsorship and other revenue	-	28,452
Circuito Lombardia (owned by Gianluigi Vigano, CEO of UYBA (Milano))	Sponsorship revenue	-	2,787
Total Revenue – related parties			31,239

During the six months ended June 30, 2025, the Company engaged the following related parties to provide services:

		June 30, 2025
Related party and relationship	Nature of Transaction	EUR
Abhishek Mathews (Director & minority shareholder of Brera Holdings)	Directors’ Fees	915
Abhishek Mathews (Director & minority shareholder of Brera Holdings)	Share based expenses	1,379
Alberto Libanori (Director & minority shareholder of Brera Holdings)	Directors’ Fees	23,336
Alberto Libanori (Director & minority shareholder of Brera Holdings)	Share based expenses	93,310
Boustead Securities, LLC (Daniel Joseph McClory, Chairman of Brera Holdings, is CEO of Boustead Securities)	Legal and Professional Fees	5,491
Christopher Gardner (Director & minority shareholder of Brera Holdings)	Directors’ Fees	23,336
Christopher Gardner (Director & minority shareholder of Brera Holdings)	Share based expenses	21,290
Fabio Scacciavillani (Director of Brera Holdings)	Directors’ Fees	4,271
Goran Pandev (Director of Brera Holdings and minority FKAP shareholder)	Directors’ Fees	16,472
Goran Pandev (Director of Brera Holdings and minority FKAP shareholder)	Share based expenses	21,290
Minerva Valuations Inc. (Owned by Abhi Mathews, who is one of the directors and minority shareholder of Brera Holdings)	Legal and Professional Fees	39,541
Pierre Galoppi (Ex-CEO, director and minority shareholder for Brera Holdings (Resigned in Feb 2025))	Legal and Professional Fees	59,483
Pierre Galoppi (Ex-CEO, director and minority shareholder for Brera Holdings (Resigned in Feb 2025))	Share based expenses	40,228
Pietro Bersani (Director of the Company until June 5, 2025, and Chief Executive Officer and Chief Financial Officer effective June 5, 2025.)	Directors’ Fees	21,353
Pietro Bersani (Director of the Company until June 5, 2025, and Chief Executive Officer and Chief Financial Officer effective June 5, 2025.)	Legal and Professional Fees	30,504
Pietro Bersani (Director of the Company until June 5, 2025, and Chief Executive Officer and Chief Financial Officer effective June 5, 2025.)	Share based expenses	29,562

Sport For Life (Owned by Sasho Pandev, Brother of Goran Pandev who is one of the directors of Brera Holdings and minority FKAP shareholder)	Donation Expense	45,644
Brera Ilch Ngo (Contract to manage and rebrand the club, which includes providing financial assistance such as short-term loans and covering staff salaries.)	Bad Debt Expenses	82,362
		June 30, 2025
Related party and relationship	Nature of Transaction	EUR
Sashko Pandev (Brother of Goran Pandev who is one of the directors of Brera Holdings and minority FKAP shareholder)	Utilities and Rent	5,525
Sport For Life (Owned by Sasho Pandev, Brother of Goran Pandev who is one of the directors of Brera Holdings and minority FKAP shareholder)	Travel and Entertainment Expenses	36
Sports Center Pandev (Owned by Goran Pandev who is one of the directors of Brera Holdings and minority FKAP shareholder)	Travel and Entertainment Expenses	1,724
Sports Center Pandev (Owned by Goran Pandev who is one of the directors of Brera Holdings and minority FKAP shareholder)	Utilities and Rent	3,162
Antonio Velkovski (Board of Director (March 10, 2025 onwards))	Legal and Professional Fees	3,594
Aleotti Leonardo (Director of SSD)	Legal and Professional Fees	13,530
Aleotti Francesco (Brother of Leonardo Aleotti who is the director of SSD)	Legal and Professional Fees	33,821
Leonardo Aleotti (Brother of Leonardo Aleotti who is the director of SSD)	Legal and Professional Fees	9,000
Alexandra Terziski (Director for ZFK)	Legal and Professional Fees	1,875

Total General and administrative – related parties		€632,034

		June 30, 2025
Related party and relationship	Nature of Transaction	EUR
Daniel Joseph McClory (Chairman of Brera Holdings)	Finance costs - RP	70,703
Pinehurst Partners LLC, which is controlled by Daniel Joseph McClory	Finance costs - RP	2,080
Goran pandev (Director of Brera Holdings and minority FKAP shareholder)	Income related to change in FV of Contingent Consideration	78
Total other income (expense) – related parties		€72,861

Other Transactions
Daniel Joseph McClory, Chairman of Brera Holdings and majority shareholder.	Loan provided to the company Brera Holdings PLC	2,046,050
Pinehurst Partners LLC (Controlled by Daniel Joseph McClory)	Loan provided to the company Brera Holdings PLC	98,123
XX Settembre Holding S.r.l. (Minority shareholder of SS Juve Stabia )	Loan provided to the company SS Juve Stabia	343,619
Boustead Securities, LLC (Daniel Joseph McClory, Chairman of Brera Holdings, is CEO of Boustead Securities)	Issuance costs associated with the Series B share issuance have been recorded as a deduction from share capital.	15,257
Boustead Securities, LLC (Daniel Joseph McClory, Chairman of Brera Holdings, is CEO of Boustead Securities)	Issuance costs associated with the Series A share issuance have been recorded as a deduction from share capital.	63,618
Sutter Securities (Daniel Joseph McClory, Chairman of Brera Holdings, is CEO of Sutter Securities)	Issuance costs associated with the Series B share issuance have been recorded as a deduction from share capital.	4,343
Sutter Securities (Daniel Joseph McClory, Chairman of Brera Holdings, is CEO of Sutter Securities)	Issuance costs associated with the Series B share issuance have been recorded as a deduction from share capital.	448

		2,571,458

During the six months ended June 30, 2024, the Company engaged the following related parties to provide services:

Related party and relationship	Nature of Transaction	EUR
DCS & Partners (Related to Francesca Duva, CEO of Brera Milnao)	Legal and professional services	7,176
DCS & Partners (Related to Francesca Duva, CEO of Brera Milnao)	Rental expenses for office premises	12,500
Francesca Duva (CEO of Brera Milano)	Director’s fees	22,501
Gianluigi Vigano (CEO of Brera Milano)	Director’s fees	30,000
Linking Srl (Owned by Gianluigi Vigano, CEO of UYBA)	Consulting and marketing services.	25,000
Circuito Lombardia (owned by Gianluigi Vigano, CEO of UYBA)	Office supplies and administrative expenses	2,170
E-Work Holding and group of companies (Minority UYBA Shareholder)	Legal and professional services	14,576
E-Work Holding and group of companies (Minority UYBA Shareholder)	Office supplies and administrative expenses	250
Abhi Mathews (Appointed as director for Brera Holdings in June 2024)	Shares awarded as compensation for joining the company	26,252
Abhi Mathews (Appointed as director for Brera Holdings in June 2024)	Legal and professional services	42,000
Alan Rothenberq (Minority shareholder)	Shares awarded as compensation for joining the Board of Advisors	95,260
Alberto Libanori (Director of Brera Holdings)	Director’s fees	23,584
Alberto Libanori (Director of Brera Holdings)	Share based payment expense recognized over the vesting period	21,290
Alessandro Aleotti (Minority shareholder)	Legal and professional services	44,723
Boustead Securities, LLC ( Daniel McClory is the CEO of this company and the chairman of Brera Holdings)	Legal and professional services	75,000
Christopher Paul Gardner (Director)	Directors’ Fees	23,584
Christopher Paul Gardner (Director of Brera Holdings)	Shares awarded as compensation for joining the Board of Advisors	95,260
Christopher Paul Gardner (Director of Brera Holdings)	Share based payment expense recognized over the vesting period	21,290
Dicey Perrine (Minority shareholder)	Shares awarded as compensation for joining the company	55,530
Dicey Perrine (Minority shareholder)	Legal and professional services	52,500
Federico Pisanty (Appointed as director for Brera Holdings in June 2024)	Shares awarded as compensation for joining the company	26,252
Giuseppe Pirola (Appointed as director for Brera Holdings in June 2024)	Shares awarded as compensation for joining the company	26,252
Giuseppe Rossi (Minority shareholder)	Shares awarded as compensation for joining the Board of Advisors	95,260
Goran Pandev (Director of Brera Holdings)	Directors’ Fees	16,647
Goran Pandev (Director of Brera Holdings)	Share based payment expense recognized over the vesting period	21,290
Goran Pandev (Director of Brera Holdings)	Shares awarded as compensation	7,501
Maria Xing (Minority shareholder)	Shares awarded as compensation for joining the company	10,482
Maria Xing (Minority shareholder)	Legal and professional services	22,000
Marshall Geller (Minority shareholder)	Shares awarded as compensation for joining the Board of Advisors	95,260
Massimo Ferragamo (Minority shareholder)	Shares awarded as compensation for joining the Board of Advisors	99,884
Paul Tosetti (Minority shareholder)	Shares awarded as compensation for joining the Board of Advisors	95,260
Pierre Galoppi (CEO of Brera Holdings)	Shares awarded as compensation for joining the company and interim CFO services	48,513
Pierre Galoppi (CEO of Brera Holdings)	Directors’ Fees	60,114
Pietro Bersani (Director of Brera Holdings)	Share based payment expense recognized over the vesting period	21,290
Pietro Bersani (Director of Brera Holdings)	Directors’ Fees	25,895
Total General and administrative – related parties		1,362,346